Pensions and Other Postretirement Benefits (Details 7) (USD $) In Thousands	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Defined Benefit Pension Plans [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 407,600	$ 367,322	$ 300,482
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	6,006	5,048
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	6,006
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	106,164	96,405
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	82,457
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	18,930
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	4,777
Defined Benefit Pension Plans [Member] | International Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	81,997	72,786
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	40,189
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	41,808
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Bonds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	82,736	86,852
Defined Benefit Pension Plans [Member] | Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	65,126
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	17,610
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Fixed income [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	80,059	63,843
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	45,515
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	34,544
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	37,451	33,163
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	37,451
Defined Benefit Pension Plans [Member] | Private equity funds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,187	9,225
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,187
Defined Benefit Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	239,293
Defined Benefit Pension Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	112,892
Defined Benefit Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	55,415
U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	4,777	2,391
Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	37,451	33,163
Private equity funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,187	9,225
Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 55,415	$ 44,779